Other Assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other Assets	Other Assets

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Current
Prepayments	10,101	11,306	11,944
Investment in finance leases(1)	8,267	990	858
Contract assets(2)	18,958	3,816	7,926
Other assets(3)	—	732	261
Total current	37,326	16,844	20,989
Non-current
Investment in finance leases(1)	51,638	2,885	3,935
Right-of-use assets(3)	35,313	68,019	20,200
Contract assets(2)	48,288	79,896	66,905
Other assets(2)	50,282	68,013	94,151
Total non-current	185,521	218,813	185,191
(1)Includes the VOC systems on certain of the Partnership's shuttle tankers. See Note 25 for additional information. The increase in the investment in finance leases, as at December 31, 2020, was primarily related to the VOC systems on the Partnership's shuttle tanker newbuildings which were delivered to the Partnership during the year ended December 31, 2020. See Note 12 for additional information.
(2)See Note 18 for additional information.
(3)See Note 10 for additional information.